Debt - Long term debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt
Total debt		$ 13,322
Debt discount	$ 100	545
Less: current portion of debt		3,609
Debt, noncurrent portion		9,168
Asset purchase consideration
Debt
Total debt		2,867
Credit agreement
Debt
Total debt		9,500
PPP loan
Debt
Total debt		$ 955